Intangible assets, net - Summary of Group's Intangible Assets (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Software [Member] CNY	Dec. 31, 2011 Software [Member] CNY	Dec. 31, 2012 Technology [Member] CNY	Dec. 31, 2012 Domain name [Member] CNY	Dec. 31, 2011 Domain name [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount		25,674	13,105	4,235	1,601	9,962	11,477	11,504
Total of accumulated amortization		(5,643)	(2,291)	(1,808)	(902)	(1,659)	(2,176)	(1,389)
Total impairment				(550)
Intangible assets, net	$ 3,127	19,481	10,814